Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Goodwill and Other Intangible Assets
6.	Goodwill and Other Intangible Assets

The Company’s goodwill balance by reportable segment at December 31, 2013 and June 27, 2014 were as follows (in thousands):

Seating	Components	Total
$ 19,402	$ 14,796	$ 34,198

The Company’s other intangible assets at December 31, 2013 and June 27, 2014 consisted of the following (in thousands):

	December 31, 2013			June 27, 2014

	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Patents	$2,337	$(948)	$1,389	$2,370	$(1,110)	$1,260
Customer relationships	37,290	(7,611)	29,679	37,290	(8,885)	28,405
Trademarks and other intangibles	25,820	(7,757)	18,063	25,820	(9,056)	16,764

Total amortized other intangible assets	$65,447	$(16,316)	$49,131	$65,480	$(19,051)	$46,429

9.	Goodwill and Other Intangible Assets

The Company’s goodwill balance by reportable segment at December 31, 2012 and 2013 were as follows (in thousands):

Seating	Components	Total
$19,402	$14,796	$34,198

The Company’s other intangible assets at December 31, 2012 and 2013 consisted of the following (in thousands):

	2012			2013
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Patents	$2,176	$(655)	$1,521	$2,337	$(948)	$1,389
Customer relationships	37,290	(5,063)	32,227	37,290	(7,611)	29,679
Trademarks and other intangibles	25,820	(5,174)	20,646	25,820	(7,757)	18,063

Total amortized other intangible assets	$65,286	$(10,892)	$54,394	$65,447	$(16,316)	$49,131

The approximate weighted average remaining useful lives of the Company’s intangible assets are as follows: Patents—4.33 years; customer relationships—11.72 years; and trademarks and other intangibles—7.04 years.

Amortization of intangible assets approximated $4.4 million, $5.4 million and $5.4 million for the years ended December 31, 2011, 2012 and 2013, respectively. Excluding the impact of any future acquisitions, the Company anticipates the annual amortization for each of the next five years and thereafter to be the following (in thousands):

2014	$5,464
2015	5,464
2016	5,464
2017	5,391
2018	5,174
Thereafter	22,174

$49,131